Consolidated Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net income attributable to common shareowners	$ 4,979,000,000	$ 4,373,000,000	$ 3,829,000,000
Non-controlling interest in subsidiaries' earnings	395,000,000	338,000,000	350,000,000
Net income	5,374,000,000	4,711,000,000	4,179,000,000
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation and amortization	1,347,000,000	1,356,000,000	1,258,000,000
Deferred income tax provision	331,000,000	413,000,000	451,000,000
Stock compensation cost	229,000,000	154,000,000	153,000,000
Change in:
Accounts receivable	(729,000,000)	(319,000,000)	955,000,000
Inventories and contracts in progress	(314,000,000)	(244,000,000)	695,000,000
Other current assets	7,000,000	(17,000,000)	(3,000,000)
Accounts payable and accrued liabilities	618,000,000	1,105,000,000	(582,000,000)
Global pension contributions	(551,000,000)	(1,299,000,000)	(1,270,000,000)
Other operating activities, net	278,000,000	46,000,000	(483,000,000)
Net cash flows provided by operating activities	6,590,000,000	5,906,000,000	5,353,000,000
Investing Activities:
Capital expenditures	(983,000,000)	(865,000,000)	(826,000,000)
Increase in customer financing assets	(42,000,000)	(217,000,000)	(171,000,000)
Decrease in customer financing assets	92,000,000	162,000,000	80,000,000
Investments in businesses	(357,000,000)	(2,758,000,000)	(703,000,000)
Dispositions of businesses	497,000,000	208,000,000	158,000,000
Other investing activities, net	86,000,000	283,000,000	358,000,000
Net cash flows used in investing activities	(707,000,000)	(3,187,000,000)	(1,104,000,000)
Financing Activities:
Issuance of long-term debt	59,000,000	2,362,000,000	37,000,000
Repayment of long-term debt	(616,000,000)	(1,751,000,000)	(1,012,000,000)
Increase (decrease) in short-term borrowings, net	556,000,000	(141,000,000)	(762,000,000)
Common Stock issued under employee stock plans	226,000,000	386,000,000	342,000,000
Dividends paid on Common Stock	(1,602,000,000)	(1,482,000,000)	(1,356,000,000)
Repurchase of Common Stock	(2,175,000,000)	(2,200,000,000)	(1,100,000,000)
Other financing activities, net	(453,000,000)	(327,000,000)	(340,000,000)
Net cash flows used in financing activities	(4,005,000,000)	(3,153,000,000)	(4,191,000,000)
Effect of foreign exchange rate changes on cash and cash equivalents	(1,000,000)	68,000,000	64,000,000
Net increase (decrease) in cash and cash equivalents	1,877,000,000	(366,000,000)	122,000,000
Cash and cash equivalents, beginning of year	4,083,000,000	4,449,000,000	4,327,000,000
Cash and cash equivalents, end of year	5,960,000,000	4,083,000,000	4,449,000,000
Supplemental Disclosure of Cash Flow Information:
Interest paid, net of amounts capitalized	642,000,000	753,000,000	704,000,000
Income taxes paid, net of refunds	1,432,000,000	1,222,000,000	1,396,000,000
Non-cash investing and financing activities include:
Contributions of UTC Common Stock to domestic defined benefit pension plans	$ 450,000,000	$ 250,000,000	$ 0